Note 3 - Acquisitions (Detail) - Acquired intangible assets estimated useful lives	12 Months Ended
Jan. 31, 2013
Exentra Transport Solutions Limited [Member] | Customer Relationships [Member]
Finite life intangible assets acquired	12 years
Exentra Transport Solutions Limited [Member] | Developed Technology Rights [Member]
Finite life intangible assets acquired	10 years
Integrated Export Systems [Member] | Customer Relationships [Member]
Finite life intangible assets acquired	10 years
Integrated Export Systems [Member] | Noncompete Agreements [Member]
Finite life intangible assets acquired	5 years
Integrated Export Systems [Member] | Developed Technology Rights [Member]
Finite life intangible assets acquired	8 years
Infodis B.V. [Member] | Customer Relationships [Member]
Finite life intangible assets acquired	6 years
Infodis B.V. [Member] | Developed Technology Rights [Member]
Finite life intangible assets acquired	5 years